Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment
Property and Equipment, gross	$ 2,644	$ 2,718
Less: accumulated depreciation	(2,625)	(2,667)
Property and Equipment, Net	19	51
Depreciation and amortization expense	32	32	$ 14
Research and development expenses
Property and equipment
Depreciation and amortization expense	1	2	$ 2
Computer equipment and software
Property and equipment
Property and Equipment, gross	1,225	1,299
Furniture and fixtures
Property and equipment
Property and Equipment, gross	853	853
Leasehold improvements
Property and equipment
Property and Equipment, gross	355	355
Office equipment
Property and equipment
Property and Equipment, gross	$ 211	$ 211